Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8‑K/A (this “Amendment”) amends the Current Report on Form 8‑K of Athira Pharma, Inc. filed on December 18, 2025 (the “Original Report”). This Amendment is being filed for the sole purpose of including hyperlinks to the exhibits filed with the Original Report. The full text of the Original Report is repeated in this Amendment for convenience, but has not been modified from the text of the Original Report except solely to include the hyperlinks described above.
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	Athira Pharma, Inc.
Entity Central Index Key	0001620463
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39503
Entity Tax Identification Number	45-3368487
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	620-8501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ATHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false